T. ROWE PRICE Target 2040 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 20.2%
T. Rowe Price Funds:
New Income Fund  25,814 8,062 3,370 3,823,335 30,281
Limited Duration Inflation
Focused Bond Fund  10,827 6,162 1,473 3,363,753 15,440
U.S. Treasury Long-Term Index
Fund  11,609 2,259 1,770 1,559,244 11,679
International Bond Fund (USD
Hedged)  9,204 1,336 1,425 1,171,233 9,838
Dynamic Global Bond Fund  6,223 1,719 1,155 879,673 6,809
Emerging Markets Bond Fund  4,278 1,470 624 618,236 5,576
High Yield Fund  4,109 1,631 575 926,904 5,432
Floating Rate Fund  2,083 290 438 216,284 2,009
Total Bond Mutual Funds (Cost $96,428) 87,064
EQUITY MUTUAL FUNDS 77.7%
T. Rowe Price Funds:
Growth Stock Fund  51,417 5,863 14,726 554,314 53,480
Value Fund  47,164 5,863 7,361 1,200,038 53,402
U.S. Large-Cap Core Fund  16,407 14,439 2,128 899,235 35,079
Equity Index 500 Fund  29,771 9,401 12,140 240,873 32,347
Overseas Stock Fund  24,955 3,208 3,249 2,121,582 26,902
International Value Equity Fund  21,191 2,890 2,836 1,439,102 23,299
International Stock Fund  21,008 2,593 2,787 1,179,519 22,883
Real Assets Fund  13,437 7,979 1,708 1,504,020 20,455
Mid-Cap Growth Fund  11,549 2,232 1,783 127,850 13,650
Mid-Cap Value Fund  10,296 1,839 1,567 370,485 12,133
Emerging Markets Discovery
Stock Fund  9,266 1,188 1,602 728,784 9,569
Small-Cap Stock Fund  7,457 1,321 1,255 145,815 8,685
Emerging Markets Stock Fund  7,831 983 1,203 225,874 7,716
Small-Cap Value Fund  6,330 869 639 142,119 7,367
New Horizons Fund (2) 4,772 692 664 96,802 5,789
U.S. Equity Research Fund  11,311 645 10,305 42,937 2,159
Total Equity Mutual Funds (Cost $265,180) 334,915
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  42 13,535 13,516 604 60
Total Other Mutual Funds (Cost $60) 60

T. ROWE PRICE Target 2040 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 11,785 24,583 27,273 9,094,789 9,095
Total Short-Term Investments (Cost $9,095) 9,095
Total Investments in Securities 100.0%
(Cost $370,763) $ 431,134
Other Assets Less Liabilities (0.0)% (183)
Net Assets 100.0% $ 430,951
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (108) $ 22 $ —
Emerging Markets Bond Fund  (94) 452 236
Emerging Markets Discovery Stock Fund  (202) 717 376
Emerging Markets Stock Fund  (130) 105 200
Equity Index 500 Fund  1,291 5,315 374
Floating Rate Fund  (18) 74 138
Growth Stock Fund  1,828 10,926 186
High Yield Fund  (46) 267 273
International Bond Fund (USD Hedged)  (139) 723 —
International Stock Fund  (68) 2,069 404
International Value Equity Fund  109 2,054 808
Limited Duration Inflation Focused Bond Fund  (145) (76) 555
Mid-Cap Growth Fund  696 1,652 96
Mid-Cap Value Fund  706 1,565 211
New Horizons Fund  (97) 989 —
New Income Fund  (360) (225) 940
Overseas Stock Fund  (4) 1,988 747
Real Assets Fund  (103) 747 483
Small-Cap Stock Fund  187 1,162 84
Small-Cap Value Fund  153 807 99
Transition Fund  (89) (1) 13
U.S. Equity Research Fund  641 508 53
U.S. Large-Cap Core Fund  83 6,361 302
U.S. Treasury Long-Term Index Fund  (519) (419) 325
Value Fund  910 7,736 995
U.S. Treasury Money Fund, 5.40% — — 431
Totals $ 4,482# $ 45,518 $ 8,329+
# Capital gain distributions from underlying Price funds represented $4,372 of the net realized gain (loss).
+ Investment income comprised $8,329 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2040 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2040 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Target 2040 Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F196-054Q3 02/24